CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Operation expenses
Sales and marketing	¥ (236,307)	$ (34,409)	¥ (222,139)	¥ (339,013)
Research and development	(37,704)	(5,490)	(36,200)	(74,137)
General and administrative	(164,505)	(23,954)	(151,024)	(277,925)
Total operating expenses	(452,360)	(65,869)	(408,676)	(782,668)
Loss from continuing operations	(356,926)	(51,973)	(278,941)	(552,625)
Share of loss of subsidiaries	(44)	(6)	328	15,657
Foreign exchange gain/(loss)	(2,457)	(358)	(9,336)	(15,887)
Fair value impact of the issuance of senior convertible preferred shares	242,733	35,345	186,231
Inducement charge				121,056
Inducement charge of convertible notes				121,056
Net loss attributable to ordinary shareholders	(892,792)	(130,001)	(143,223)	(421,222)
Net loss	(137,157)	(19,972)	(143,223)	(421,222)
Other comprehensive income/(loss)
Foreign currency translation	(68,276)	(9,942)	70,714	110,983
Total comprehensive loss attributable to UXIN LIMITED	(205,433)	$ (29,914)	(72,509)	(310,239)
Reportable Legal Entities | Parent Company
Operation expenses
Sales and marketing				(5,036)
Research and development				2,217
General and administrative	(64,254)		(39,398)	(21,161)
Provision for credit losses, net	(273)
Total operating expenses	(64,527)		(39,398)	(23,980)
Loss from continuing operations	(64,527)		(39,398)	(23,980)
Share of loss of subsidiaries	(331,935)		(293,128)	(275,229)
Interest expense, net	13			(14,041)
Other income, net	16,560		3,303	13,075
Foreign exchange gain/(loss)	(1)		(231)	9
Fair value impact of the issuance of senior convertible preferred shares	242,733		186,231
Inducement charge of convertible notes				(121,056)
Deemed dividend to preferred shareholders due to triggering of a down round feature	(755,635)
Net loss attributable to ordinary shareholders	(892,792)		(143,223)	(421,222)
Net loss	(137,157)		(143,223)	(421,222)
Other comprehensive income/(loss)
Foreign currency translation	(68,276)		70,714	110,983
Total comprehensive loss attributable to UXIN LIMITED	¥ (205,433)		¥ (72,509)	¥ (310,239)